SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 29, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.           SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Held-to-maturity investments (1)	$168,761	$345,457
Variable-rate financial instruments (2)	99,663	—

	$268,424	$345,457

(1)	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
(2)	The Group purchased several investment products indexed to certain stock or stock markets with maturities less than one year. The Group accounted for them at fair value and recognized a loss of $337 and nil resulting from changes in fair value for the years ended February 28, 2019 and February 29, 2020, respectively.